United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4489

(Investment Company Act File Number)

Federated U.S. Government Bond Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated U.S. Government Bond Fund

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 99.0%
		U.S. Treasury Bonds – 94.8%
$3,000,000	[1]	8.750%, 5/15/2020	4,537,500
1,000,000		7.500%, 11/15/2024	1,461,797
1,000,000		6.875%, 8/15/2025	1,394,219
1,500,000		6.625%, 2/15/2027	2,060,156
1,500,000		6.125%, 11/15/2027	1,968,281
3,000,000		5.250%, 11/15/2028	3,593,906
2,000,000		5.375%, 2/15/2031	2,434,688
1,000,000		4.500%, 2/15/2036	1,076,797
2,000,000		4.375%, 2/15/2038	2,100,156
4,000,000		4.375%, 11/15/2039	4,175,625
2,900,000		4.375%, 5/15/2040	3,026,422
13,500,000		3.875%, 8/15/2040	12,922,031
		TOTAL	40,751,578
		U.S. Treasury Note – 4.2%
1,526,100		U.S. Treasury Inflation-Protected Note, 2.500%, 1/15/2029	1,802,317
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,617,161)	42,553,895
		MUTUAL FUND – 1.5%
627,907	[2,3]	Federated Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	627,907
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $41,245,068)[4]	43,181,802
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[5]	(194,859)
		TOTAL NET ASSETS — 100%	$42,986,943

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6U.S. Treasury Note 5-Year Short Futures	40	$4,794,063	March 2011	$(18,836)
6U.S. Treasury Note 10-Year Short Futures	170	$21,098,594	March 2011	$(92,008)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(110,844)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	Affiliated company.
3	7-Day net yield.
4	At November 30, 2010, the cost of investments for federal tax purposes was $41,245,068. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,936,734. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,590,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $653,893.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$42,553,895	$ —	$42,553,895
Mutual Fund	627,907	—	—	627,907
TOTAL SECURITIES	$627,907	$42,553,895	$ —	$43,181,802
OTHER FINANCIAL INSTRUMENTS*	$(110,844)	$ —	$ —	$(110,844)
*	Other financial instruments include futures contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated U.S. Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011